Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit, Weighted Average Duration (Detail)	Sep. 30, 2026	Mar. 31, 2026
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefit weighted average duration	30 years 3 months 18 days	30 years 7 months 6 days
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefit weighted average duration	33 years 4 months 24 days	34 years 2 months 12 days
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefit weighted average duration	28 years 2 months 12 days	29 years 6 months